Note 23 - Share Capital (Tables)	12 Months Ended
Dec. 31, 2018
Statement Line Items [Line Items]
Disclosure of range of exercise prices of outstanding share options [text block]
			Options Outstanding			Options Exercisable
Exercise prices (CAD$)			Number of Options	Weighted Average Exercise Price (CAD $/Share)	Weighted Average Remaining Life (Years)	Number of Options	Weighted Average Exercise Price (CAD $/Share)	Weighted Average Remaining Life (Years)
2.01	-	5.00	1,444,023	4.79	2.00	1,444,023	4.79	2.00
5.01	-	10.00	3,573,421	7.75	6.18	1,312,533	6.21	1.61
10.01	-	15.00	3,894,246	10.94	2.60	2,498,946	10.94	2.12
15.01	-	20.00	125,000	16.36	2.62	93,750	16.36	2.62
20.01	-	250.00	229,408	88.94	1.99	227,533	89.49	1.99
			9,266,098	10.76	3.87	5,576,785	11.53	1.97

Disclosure of number and weighted average exercise prices of share options [text block]
	Year Ended		Year Ended
	December 31, 2018		December 31, 2017
	Number of Options	Weighted Average Exercise Price (CAD $/Share)	Number of Options	Weighted Average Exercise Price (CAD $/Share)
Balance, beginning of the year	9,431,737	9.35	9,599,270	9.76
Granted (1)	2,552,796	15.95	3,205,137	10.48
Exercised	(973,948)	5.28	(1,292,206)	5.76
Cancelled or expired	(1,744,487)	13.78	(2,080,464)	15.21
Balance, end of the year	9,266,098	10.76	9,431,737	9.35

Disclosure of detailed information about options valuation assumptions explanatory [text block]
		Year Ended	Year Ended
Assumption	Based on	December 31, 2018	December 31, 2017
Risk-free interest rate (%)	Yield curves on Canadian government zero- coupon bonds with a remaining term equal to the stock options’ expected life	1.87	1.02
Expected life (years)	Average of the expected vesting term and expiry term of the option	5.40	3.77
Expected volatility (%)	Historical and implied volatility of the precious metals mining sector	58.70	52.00
Expected dividend yield (%)	Annualized dividend rate as of the date of grant	—	—